Statutory surplus reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statutory Surplus Reserves [Abstract]
Surplus reserve tax rate	10.00%
Statutory reserves fund	50.00%
Reserved amounts to statutory laws	$ 1,740	$ 790